LEASES	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Leases
LEASES

5. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at May 31, 2026 and February 28, 2026.

Leases	Classification	May 31, 2026	February 28, 2026
Assets
Operating	Operating Lease Assets	$891,922	$931,814
Liabilities
Current
Operating	Current Operating Lease Liability	$239,242	$243,690
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	643,129	676,694
Total lease liabilities		$882,371	$920,384

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Operating lease cost and rent was $67,372 and $58,219 for the three months ended May 31, 2026 and May 31, 2025, respectively.

4. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at February 28, 2026 and February 28, 2025.

Leases	Classification	February 28, 2026	February 28, 2025
Assets
Operating	Operating Lease Assets	$931,814	$1,010,545
Liabilities
Current
Operating	Current Operating Lease Liability	$243,690	$197,349
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	676,694	810,513
Total lease liabilities		$920,384	$1,007,862

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Operating lease cost and rent was $251,883 and $240,731 for both the twelve months ended February 28, 2026 and February 28, 2025, respectively.